Document And Entity Information	Mar. 16, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2026
Entity Registrant Name	GigCapital9 Corp.
Entity Central Index Key	0002098712
Entity Emerging Growth Company	true
Entity File Number	001-43074
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1894186
Entity Address, Address Line One	1731 Embarcadero Rd., Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	276-7040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value
Trading Symbol	GIX
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive one-fifth of one Class A ordinary share
Trading Symbol	GIXXU
Security Exchange Name	NASDAQ
Rights One Right To Receive One-fifth Of One Class A Ordinary Share, Each Five Rights Entitling The Holder Thereof To Receive One Class A Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights, one right to receive one-fifth of one Class A ordinary share, each five rights entitling the holder thereof to receive one Class A ordinary sh
Trading Symbol	GIXXR
Security Exchange Name	NASDAQ